RELATED PARTIES - Post-employment Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Defined benefit plan	$ 20	$ 19